Common Stock and Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Schedule of Warrant Activity

A summary of warrant activity for the year ending March 31, 2020 and six-month period ending September 30, 2020 is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Warrants Exercisable	Weighted- Average Exercisable Price

Outstanding, March 31, 2019	3,818,919	2.20	3,035,035	0.54

Granted	1,905,700	2.07

Cashless warrant exercises	(337,500)	1.27

Expired	(90,000)	2.22

Canceled	(396,000)	2.32

Outstanding, March 31, 2020	4,901,119	2.12	4,072,369	0.53

Issued in conjunction with convertible debt	632,143	0.35

Sold	40,000	1.00

Granted	290,348	0.37

Expired	(36,000)	3.89

Cashless warrant exercises	(100,000)	0.30

Outstanding, September 30, 2020	5,727,610	0.50	5,073,860	0.48

A summary of warrant activity for fiscal years ending March 31, 2019 and 2020 is as follows:

	Number of Warrants	Weighted-Average Exercise Price	Warrants Exercisable	Weighted-Average Exercisable Price
Outstanding, March 31, 2018	33,138,046	.66	2,190,241	.63

Granted	1,782,478	.46

Exercised	(999,925)	.40

Expired	(11,680)	.33

Cancelled	(90,000)	1.11

Outstanding, March 31, 2019	3,818,909	.55	3,036,036	.54

Granted	1,905,700	.52

Cashless Conversions	(337,500)	.32

Expired	(90,000)	.56

Cancelled	(396,000)	.58

Outstanding, March 31, 2020	4,901,119	.55	4,072,369	.53

Schedule of Range of Warrant Prices

At September 30, 2020, the range of warrant prices for shares under warrants and the weighted-average remaining contractual life is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
1.20-2.00	3,122,192	0.34	4.35	3,278,442	0.33

2.01-4.00	2,145,739	0.58	2.42	1,335,739	0.60

4.01-10.00	459,679	1.23	2.01	459,679	1.23

Total	5,727,610	0.50	3.44	5,073,860	0.48

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
.30-.50	2,299,701	.38	5.48	2,434.701	.33

.51-1.00	2,105,739	.57	2.92	1,141,989	.59

1.01-3.50	495,679	1.42	2.36	496,579	1.42

Total	4,901,119	.53	4.06	4,072,369	.53

Schedule of Warrants Granted Assumptions

The Company granted warrants during the fiscal years ended March 31, 2020 and 2019 based on the following ranges:

	Fiscal Year Ended March 31,
	2020	2019
Stock price on valuation date	$.12-$.56	$.27-$2.00
Exercise price	$.32-$.56	$.330-$1.67
Term (years)	.003-10	.003-10
Weighted-average volatility*	348%	238%
Risk-free rate	1.5% - 2.4%	1.7% - 2.4%

*Weighted-average volatility disclosed as opposed to a range